Short-Term Investments (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Investment [Line Items]
Short-term investments	$ 92,999	$ 130,817
Proceeds from sales of short-term investments	533,847	367,714	$ 275,779
Realized gains or (losses)	1,400	(6,000)	$ (3,900)
Loan note receivables due from financial institutions
Investment [Line Items]
Short-term investments	89,300	127,100
Loan note receivables due from financial institutions, US dollar denominated
Investment [Line Items]
Short-term investments	63,500
Loan note receivables due from financial institutions, Euro denominated
Investment [Line Items]
Short-term investments	25,800			€ 24.5
Term deposits
Investment [Line Items]
Short-term investments	$ 3,700	$ 3,700		€ 3.5	€ 3.4